Note 13 - Stock Compensation Plans (Details) - USD ($)	1 Months Ended		12 Months Ended
	May. 31, 2013	May. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2007	Dec. 31, 2013
Note 13 - Stock Compensation Plans (Details) [Line Items]
Employee Stock Ownership Plan (ESOP), Compensation Expense			$ 170,000	$ 140,000
Employee Stock Ownership Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Percentage of Company Shares Purchased by ESOP					8.00%
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in Shares)					222,180
Employee Stock Ownership Plan (ESOP), Weighted Average Purchase Price of Shares Purchased (in Dollars per share)					$ 4.68
Employee Stock Ownership Plan Purchase Cost of Shares					$ 1,000,000
ESOP Loan Interest Rate					7.75%
Employee Stock Ownership Plan (ESOP), Loan Term					15 years
The 2008 Recognition and Retention Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award (in Shares)		111,090
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 4.68
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards		$ 520,000
The 2013 Stock Incentive Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	195,000
Restricted Stock [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)			30,784	41,966		53,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 146 days
Allocated Share-based Compensation Expense, Net of Tax			$ 82,000	$ 86,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			28,000	$ 29,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options			$ 199,000
Restricted Stock [Member] | The 2008 Recognition and Retention Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)			0
Restricted Stock [Member] | The 2013 Stock Incentive Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	48,750
Percentage of Shares May Be Granted As Restricted Stock Awards	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)			21,968
Restricted Stock [Member] | The RRP and Stock Incentive Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)			30,784
Employee Stock Option [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)			0	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			2 years 146 days
Allocated Share-based Compensation Expense, Net of Tax			$ 53,000	$ 46,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense			$ 14,000	11,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)			$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 2,000,000	1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			1,700,000	$ 1,100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 107,000
Employee Stock Option [Member] | The 2013 Stock Incentive Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	146,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)			56,276
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 1.59
Employee Stock Option [Member] | The 2008 Stock Option Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)			0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		277,726
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)		$ 5.00
Employee Stock Option [Member] | The Option Plan and Stock Incentive Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)			354,266
Minimum [Member] | Restricted Stock [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			5 years
Minimum [Member] | Restricted Stock [Member] | The RRP and Stock Incentive Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Minimum [Member] | Employee Stock Option [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Maximum [Member] | Restricted Stock [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			7 years
Maximum [Member] | Restricted Stock [Member] | The RRP and Stock Incentive Plan [Member]
Note 13 - Stock Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			7 years